American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Quality ETF (AVUQ)
May 31, 2026

Avantis U.S. Quality ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.5%
ATI, Inc.(1)	3,479	609,382
Boeing Co.(1)	2,635	609,080
BWX Technologies, Inc.	1,534	300,480
Carpenter Technology Corp.	894	419,268
General Electric Co.	4,823	1,561,494
Intuitive Machines, Inc.(1)	336	14,727
Lockheed Martin Corp.	391	207,406
StandardAero, Inc.(1)	72	2,062
TransDigm Group, Inc.	26	32,716
Woodward, Inc.	419	146,663
		3,903,278
Automobile Components — 0.1%
Autoliv, Inc.	732	93,052
Versigent PLC(1)	261	11,515
Visteon Corp.	1,013	119,828
		224,395
Automobiles — 0.8%
Lucid Group, Inc.(1)	514	3,367
Rivian Automotive, Inc., Class A(1)	1,570	25,591
Tesla, Inc.(1)	4,571	1,991,996
		2,020,954
Banks — 0.3%
Axos Financial, Inc.(1)	637	55,362
Bancorp, Inc.(1)	1,236	68,178
Bank of America Corp.	3,670	189,372
Citigroup, Inc.	2,532	318,779
Esquire Financial Holdings, Inc.	242	26,593
Huntington Bancshares, Inc.	95	1,554
International Bancshares Corp.	473	34,132
Pathward Financial, Inc.	457	37,584
Popular, Inc.	114	16,932
Western Alliance Bancorp	533	42,453
		790,939
Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	232	41,129
Coca-Cola Co.	4,315	340,928
Coca-Cola Consolidated, Inc.	905	156,800
Molson Coors Beverage Co., Class B	31	1,226
Monster Beverage Corp.(1)	5,557	489,461
National Beverage Corp.(1)	886	32,773
PepsiCo, Inc.	1,204	173,605
Vita Coco Co., Inc.(1)	18	1,352
		1,237,274
Biotechnology — 1.7%
AbbVie, Inc.	3,813	830,166
ADMA Biologics, Inc.(1)	411	3,280
Amgen, Inc.	2,375	799,876
AnaptysBio, Inc.(1)	66	3,674
Arrowhead Pharmaceuticals, Inc.(1)	168	13,089

Aurinia Pharmaceuticals, Inc.(1)	1,664	25,509
BioCryst Pharmaceuticals, Inc.(1)	937	8,349
Bridgebio Pharma, Inc.(1)	883	58,508
Catalyst Pharmaceuticals, Inc.(1)	4,066	126,981
Cytokinetics, Inc.(1)	173	13,280
Exelixis, Inc.(1)	8,441	426,102
First Tracks Biotherapeutics, Inc.(1)	66	1,053
Gilead Sciences, Inc.	5,851	786,550
Halozyme Therapeutics, Inc.(1)	123	8,184
ImmunityBio, Inc.(1)(2)	1,163	8,746
Incyte Corp.(1)	734	71,007
MannKind Corp.(1)	1,330	5,014
MiMedx Group, Inc.(1)	2,844	10,466
Moderna, Inc.(1)	1,096	51,720
Monte Rosa Therapeutics, Inc.(1)	222	4,376
Neurocrine Biosciences, Inc.(1)	82	12,981
Novavax, Inc.(1)(2)	529	5,803
PTC Therapeutics, Inc.(1)	273	20,161
Rhythm Pharmaceuticals, Inc.(1)	24	2,120
Roivant Sciences Ltd.(1)	321	9,627
Syndax Pharmaceuticals, Inc.(1)	204	3,996
Ultragenyx Pharmaceutical, Inc.(1)	129	3,088
United Therapeutics Corp.(1)	311	173,171
UroGen Pharma Ltd.(1)	163	4,585
Vertex Pharmaceuticals, Inc.(1)	1,833	820,341
		4,311,803
Broadline Retail — 6.0%
Amazon.com, Inc.(1)	55,807	15,103,606
Coupang, Inc.(1)	15,545	258,047
Etsy, Inc.(1)	543	36,881
		15,398,534
Building Products — 0.7%
Advanced Drainage Systems, Inc.	2,300	320,068
Armstrong World Industries, Inc.	1,389	219,323
Carlisle Cos., Inc.	8	2,759
Griffon Corp.	230	20,235
Lennox International, Inc.	807	405,243
Masterbrand, Inc.(1)	33	286
Simpson Manufacturing Co., Inc.	889	168,679
Trane Technologies PLC	1,102	497,333
Trex Co., Inc.(1)	2,308	95,551
UFP Industries, Inc.	11	891
		1,730,368
Capital Markets — 1.5%
Acadian Asset Management, Inc.	947	68,478
Ameriprise Financial, Inc.	2,218	988,585
Bank of New York Mellon Corp.	720	100,390
BGC Group, Inc., Class A	5,206	54,403
Blackstone, Inc.	456	53,338
Charles Schwab Corp.	6,295	549,868
Cohen & Steers, Inc.	354	24,709
Coinbase Global, Inc., Class A(1)	274	51,794
Evercore, Inc., Class A	83	28,291
FactSet Research Systems, Inc.	24	5,891
Galaxy Digital, Inc., Class A(1)(2)	4,968	146,954

Goldman Sachs Group, Inc.	140	143,578
KKR & Co., Inc.	687	65,911
Lazard, Inc.	290	13,726
LPL Financial Holdings, Inc.	2,216	606,674
MarketAxess Holdings, Inc.	658	85,566
Moody's Corp.	718	325,434
MSCI, Inc.	145	91,550
Robinhood Markets, Inc., Class A(1)	3,460	326,278
StoneX Group, Inc.(1)	601	68,123
		3,799,541
Chemicals — 0.4%
Albemarle Corp.	535	94,385
Cabot Corp.	552	48,305
Hawkins, Inc.	441	68,254
LyondellBasell Industries NV, Class A	29	1,933
Mosaic Co.	153	3,657
NewMarket Corp.	309	239,036
Olin Corp.	1,973	51,041
PPG Industries, Inc.	14	1,582
Sherwin-Williams Co.	781	237,299
Solstice Advanced Materials, Inc.	4,201	353,850
		1,099,342
Commercial Services and Supplies — 0.3%
Cimpress PLC(1)	64	6,308
Cintas Corp.	2,084	356,906
Copart, Inc.(1)	11,022	361,191
Liquidity Services, Inc.(1)	542	19,626
Rollins, Inc.	1,713	81,539
Veralto Corp.	31	2,549
Waste Management, Inc.	303	64,072
		892,191
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	7,290	1,162,536
Ciena Corp.(1)	937	543,676
F5, Inc.(1)	2	767
Harmonic, Inc.(1)	4,525	68,373
Motorola Solutions, Inc.	1,161	468,208
Ubiquiti, Inc.	76	44,373
Viasat, Inc.(1)	1,876	151,243
Vistance Networks, Inc.(1)	1,182	14,751
		2,453,927
Construction and Engineering — 1.4%
Ameresco, Inc., Class A(1)	409	14,716
Argan, Inc.	533	355,522
Centuri Holdings, Inc.(1)	479	14,724
Comfort Systems USA, Inc.	626	1,144,460
EMCOR Group, Inc.	907	749,926
Fluor Corp.(1)	1,452	66,444
Granite Construction, Inc.(2)	1,385	189,523
IES Holdings, Inc.(1)	243	164,839
MasTec, Inc.(1)	176	66,593
MYR Group, Inc.(1)	491	228,344
Primoris Services Corp.	1,744	219,360
Sterling Infrastructure, Inc.(1)	181	155,812
Tutor Perini Corp.	809	57,835

Valmont Industries, Inc.	492	255,747
		3,683,845
Construction Materials — 0.2%
Eagle Materials, Inc.	1,202	265,858
U.S. Lime & Minerals, Inc.	425	48,446
Vulcan Materials Co.	686	194,083
		508,387
Consumer Finance — 0.4%
Ally Financial, Inc.	938	40,156
American Express Co.	2,340	740,540
Atlanticus Holdings Corp.(1)	79	6,811
Credit Acceptance Corp.(1)(2)	11	6,310
Dave, Inc.(1)	376	106,243
LendingClub Corp.(1)	2,363	42,180
NerdWallet, Inc., Class A(1)	626	5,384
SLM Corp.	479	10,595
SoFi Technologies, Inc.(1)	9,429	171,796
Upstart Holdings, Inc.(1)(2)	36	1,216
		1,131,231
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc.(1)	4,320	368,410
Casey's General Stores, Inc.	731	560,779
Costco Wholesale Corp.	3,054	2,920,601
Maplebear, Inc.(1)	4,151	165,210
Sprouts Farmers Market, Inc.(1)	3,604	297,762
Sysco Corp.	2,050	155,411
U.S. Foods Holding Corp.(1)	48	3,929
United Natural Foods, Inc.(1)	1,400	71,890
Walmart, Inc.	9,524	1,102,403
		5,646,395
Containers and Packaging — 0.0%
AptarGroup, Inc.	887	102,759
Distributors — 0.0%
GigaCloud Technology, Inc., Class A(1)	448	16,146
LKQ Corp.	107	2,902
		19,048
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	24	1,503
Covista, Inc.(1)	718	84,580
Grand Canyon Education, Inc.(1)	1,090	163,336
H&R Block, Inc.	295	11,355
Laureate Education, Inc., Class A(1)	3,719	118,971
Liberty Live Holdings, Inc., Class A(1)	159	15,315
Liberty Live Holdings, Inc., Class C(1)	491	48,658
Stride, Inc.(1)	802	74,089
Universal Technical Institute, Inc.(1)	2,046	76,541
		594,348
Diversified Telecommunication Services — 0.2%
Comcast Corp., Class A	1	25
Globalstar, Inc.(1)	1,832	154,273
IDT Corp., Class B	79	4,358
Iridium Communications, Inc.	4,296	222,447
Liberty Capital Corp., Class C(1)	98	2,192
Liberty Global Ltd., Class A(1)	52	651
Liberty Global Ltd., Class C(1)	45	547

Lumen Technologies, Inc.(1)	1,350	14,836
		399,329
Electric Utilities — 0.3%
Constellation Energy Corp.	1,128	324,582
Edison International	24	1,678
NRG Energy, Inc.	2,350	315,088
PG&E Corp.	294	4,804
		646,152
Electrical Equipment — 1.4%
Eos Energy Enterprises, Inc.(1)(2)	1,166	9,829
GE Vernova, Inc.	2,309	2,235,851
Nextpower, Inc., Class A(1)	1,439	225,060
NuScale Power Corp.(1)	105	1,330
Preformed Line Products Co.	24	8,876
Rockwell Automation, Inc.	20	9,021
Vertiv Holdings Co., Class A	3,448	1,088,568
		3,578,535
Electronic Equipment, Instruments and Components — 0.6%
Aeva Technologies, Inc.(1)	122	3,438
Amphenol Corp., Class A	5,648	840,197
Arlo Technologies, Inc.(1)	826	11,019
CDW Corp.	11	1,380
Daktronics, Inc.(1)	647	13,380
Insight Enterprises, Inc.(1)	782	83,189
IPG Photonics Corp.(1)(2)	15	1,718
Jabil, Inc.	1,724	628,501
Mirion Technologies, Inc.(1)	165	3,016
Napco Security Technologies, Inc.	578	21,692
Vishay Intertechnology, Inc.	350	18,218
Vontier Corp.	13	369
		1,626,117
Energy Equipment and Services — 0.9%
Archrock, Inc.	3,713	124,348
Expro Group Holdings NV(1)	1,131	16,705
Helix Energy Solutions Group, Inc.(1)	602	5,629
Innovex International, Inc.(1)	1,356	36,219
Liberty Energy, Inc., Class A	2,326	68,059
Nabors Industries Ltd.(1)	513	47,519
Oceaneering International, Inc.(1)	4,439	169,703
Patterson-UTI Energy, Inc.	5,445	61,038
Seadrill Ltd.(1)	53	2,500
Select Water Solutions, Inc., Class A	3,805	68,224
SLB Ltd.	1,204	65,678
Solaris Energy Infrastructure, Inc., Class A	1,302	90,541
TechnipFMC PLC	13,933	953,296
TETRA Technologies, Inc.(1)	5,683	58,137
Tidewater, Inc.(1)	503	36,965
Transocean Ltd.(1)	1,935	11,978
Valaris Ltd.(1)	1,057	97,910
Weatherford International PLC	2,738	283,766
		2,198,215
Entertainment — 1.4%
Electronic Arts, Inc.	15	3,026
IMAX Corp.(1)	1,757	69,718
Lionsgate Studios Corp.(1)	851	12,212

Live Nation Entertainment, Inc.(1)	1,395	234,932
Madison Square Garden Entertainment Corp.(1)	814	57,411
Madison Square Garden Sports Corp.(1)	45	16,843
Marcus Corp.	229	4,330
Netflix, Inc.(1)	34,694	2,984,378
ROBLOX Corp., Class A(1)	2,513	118,488
Sphere Entertainment Co.(1)	36	4,985
Take-Two Interactive Software, Inc.(1)	747	167,448
		3,673,771
Financial Services — 2.8%
Apollo Global Management, Inc.	2,390	307,617
Block, Inc.(1)	1,534	116,154
Corpay, Inc.(1)	8	2,894
Equitable Holdings, Inc.	1,850	76,498
Euronet Worldwide, Inc.(1)	832	60,303
Mastercard, Inc., Class A	4,987	2,463,478
Payoneer Global, Inc.(1)	275	1,430
PayPal Holdings, Inc.	57	2,551
Remitly Global, Inc.(1)	54	1,081
Sezzle, Inc.(1)	96	11,342
Toast, Inc., Class A(1)	162	4,217
Visa, Inc., Class A	12,457	4,065,467
		7,113,032
Food Products — 0.1%
Darling Ingredients, Inc.(1)	140	8,274
Hershey Co.	334	64,806
Marzetti Co.	387	43,321
Pilgrim's Pride Corp.	1,580	44,730
Simply Good Foods Co.(1)	421	4,850
Vital Farms, Inc.(1)	225	2,252
		168,233
Ground Transportation — 0.8%
Avis Budget Group, Inc.(1)	50	8,792
Covenant Logistics Group, Inc.	133	5,280
Heartland Express, Inc.	580	8,694
Landstar System, Inc.	502	103,864
Lyft, Inc., Class A(1)	10,785	152,176
Old Dominion Freight Line, Inc.	372	83,756
Ryder System, Inc.	674	169,073
Saia, Inc.(1)	519	245,160
Uber Technologies, Inc.(1)	10,821	761,799
U-Haul Holding Co.(1)(2)	15	868
U-Haul Holding Co.	796	41,408
Union Pacific Corp.	860	225,870
Werner Enterprises, Inc.	632	26,234
XPO, Inc.(1)	1,091	233,747
		2,066,721
Health Care Equipment and Supplies — 0.8%
Dexcom, Inc.(1)	11,239	828,764
Globus Medical, Inc., Class A(1)	37	3,030
Haemonetics Corp.(1)	1,979	134,196
IDEXX Laboratories, Inc.(1)	915	515,630
Insulet Corp.(1)	43	6,232
Intuitive Surgical, Inc.(1)	1,411	599,167
Masimo Corp.(1)	3	535

ResMed, Inc.	281	53,550
TransMedics Group, Inc.(1)(2)	490	32,928
		2,174,032
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc.(1)(2)	198	4,594
Alignment Healthcare, Inc.(1)	1,621	24,834
Brookdale Senior Living, Inc.(1)	442	5,688
Cardinal Health, Inc.	394	77,539
Cencora, Inc.	1,682	453,063
Centene Corp.(1)	53	3,159
Cigna Group	1	277
CorVel Corp.(1)	432	26,676
DaVita, Inc.(1)	124	24,101
Encompass Health Corp.	2,314	244,937
Ensign Group, Inc.	1,272	213,251
Guardant Health, Inc.(1)	488	63,289
Guardian Pharmacy Services, Inc., Class A(1)	223	8,639
HCA Healthcare, Inc.	130	49,210
McKesson Corp.	304	225,702
Nutex Health, Inc.(1)(2)	107	13,815
Privia Health Group, Inc.(1)	51	1,097
Progyny, Inc.(1)	1,821	46,545
UnitedHealth Group, Inc.	1	380
		1,486,796
Health Care Technology — 0.0%
Teladoc Health, Inc.(1)	1,783	13,569
Veeva Systems, Inc., Class A(1)	533	92,923
Waystar Holding Corp.(1)	48	956
		107,448
Hotels, Restaurants and Leisure — 3.2%
Accel Entertainment, Inc.(1)	5,723	68,046
Airbnb, Inc., Class A(1)	4,485	597,895
BJ's Restaurants, Inc.(1)	962	45,262
Booking Holdings, Inc.	1,447	242,271
Boyd Gaming Corp.	2,176	179,912
Brinker International, Inc.(1)	1,498	213,285
Carnival Corp. Ltd.	32,408	909,368
Cheesecake Factory, Inc.	1,920	126,797
Chipotle Mexican Grill, Inc.(1)	31,299	997,186
Choice Hotels International, Inc.	528	57,489
Churchill Downs, Inc.	998	87,036
Darden Restaurants, Inc.	1,640	334,412
Domino's Pizza, Inc.	13	4,038
Expedia Group, Inc.	1,093	246,788
Hilton Worldwide Holdings, Inc.	590	193,319
Las Vegas Sands Corp.	3,847	194,543
Life Time Group Holdings, Inc.(1)	3,332	110,223
Lindblad Expeditions Holdings, Inc.(1)	211	4,842
Marriott International, Inc., Class A	554	208,082
McDonald's Corp.	61	17,031
Monarch Casino & Resort, Inc.	493	59,288
Norwegian Cruise Line Holdings Ltd.(1)	16,778	307,709
Planet Fitness, Inc., Class A(1)	217	11,612
Pursuit Attractions & Hospitality, Inc.(1)	545	24,400
Red Rock Resorts, Inc., Class A	1,227	71,632

Royal Caribbean Cruises Ltd.	5,623	1,600,474
Rush Street Interactive, Inc.(1)	2,387	60,487
Shake Shack, Inc., Class A(1)	1,102	70,870
Starbucks Corp.	359	35,598
Target Hospitality Corp.(1)	467	8,107
Texas Roadhouse, Inc.	2,159	389,959
Travel & Leisure Co.	515	35,020
United Parks & Resorts, Inc.(1)(2)	86	3,451
Viking Holdings Ltd.(1)	5,296	487,815
Wingstop, Inc.	68	10,673
Wynn Resorts Ltd.	231	23,382
Yum! Brands, Inc.	308	45,569
		8,083,871
Household Durables — 0.1%
Green Brick Partners, Inc.(1)	386	25,962
Installed Building Products, Inc.	294	61,734
Lennar Corp., B Shares	1	88
Mohawk Industries, Inc.(1)	14	1,504
SharkNinja, Inc.(1)	3	366
Sonos, Inc.(1)	1,037	16,364
Toll Brothers, Inc.	704	97,532
		203,550
Household Products — 0.2%
Colgate-Palmolive Co.	4,237	381,881
Kimberly-Clark Corp.	1,086	105,993
Oil-Dri Corp. of America	254	19,472
		507,346
Independent Power and Renewable Electricity Producers — 0.4%
Hallador Energy Co.(1)	1,102	21,225
Ormat Technologies, Inc.	69	9,469
Talen Energy Corp.(1)	1,129	436,697
Vistra Corp.	3,450	552,793
		1,020,184
Industrial Conglomerates — 0.0%
3M Co.	204	31,239
Insurance — 0.6%
Bowhead Specialty Holdings, Inc.(1)	106	2,822
Erie Indemnity Co., Class A(2)	360	76,705
Everest Group Ltd.	115	37,264
Goosehead Insurance, Inc., Class A(1)	45	1,548
HCI Group, Inc.	385	59,317
Heritage Insurance Holdings, Inc.(1)	483	10,471
Kinsale Capital Group, Inc.	538	163,966
Markel Group, Inc.(1)	43	78,070
Oscar Health, Inc., Class A(1)	5,330	118,486
Palomar Holdings, Inc.(1)	950	101,688
Primerica, Inc.	531	143,354
Progressive Corp.	1,382	263,133
RenaissanceRe Holdings Ltd.	826	231,569
Root, Inc., Class A(1)	47	2,447
Skyward Specialty Insurance Group, Inc.(1)	1,148	50,650
Tiptree, Inc.	164	2,991
Trupanion, Inc.(1)	291	6,350
White Mountains Insurance Group Ltd.	31	64,009
		1,414,840

Interactive Media and Services — 9.7%
Alphabet, Inc., Class A	20,427	7,769,205
Alphabet, Inc., Class C	16,463	6,197,167
Cargurus, Inc.(1)	3,726	111,259
Cars.com, Inc.(1)	1,384	14,228
EverQuote, Inc., Class A(1)	818	15,738
Meta Platforms, Inc., Class A	16,790	10,619,843
Reddit, Inc., Class A(1)	18	3,168
Yelp, Inc.(1)	1,594	36,343
		24,766,951
IT Services — 0.1%
Akamai Technologies, Inc.(1)	34	5,084
CoreWeave, Inc., Class A(1)	526	57,613
DigitalOcean Holdings, Inc.(1)	49	7,642
Kyndryl Holdings, Inc.(1)	10,029	125,062
VeriSign, Inc.	155	44,234
Whitefiber, Inc.(1)	333	9,903
		249,538
Leisure Products — 0.1%
Acushnet Holdings Corp.	348	30,895
Peloton Interactive, Inc., Class A(1)	1,470	9,408
YETI Holdings, Inc.(1)	2,641	126,689
		166,992
Life Sciences Tools and Services — 0.1%
Mettler-Toledo International, Inc.(1)	45	53,126
Sotera Health Co.(1)	93	1,454
Tempus AI, Inc., Class A(1)	36	1,817
Waters Corp.(1)	168	64,440
West Pharmaceutical Services, Inc.	315	101,685
		222,522
Machinery — 0.9%
Atmus Filtration Technologies, Inc.	369	17,262
Blue Bird Corp.(1)	1,679	113,786
Caterpillar, Inc.	1,949	1,707,071
Illinois Tool Works, Inc.	722	178,536
ITT, Inc.	348	67,860
Lindsay Corp.	445	48,634
Mueller Water Products, Inc., Class A	4,465	112,563
Oshkosh Corp.	328	42,640
Stanley Black & Decker, Inc.	1	79
Symbotic, Inc.(1)	286	13,277
Terex Corp.	728	42,355
		2,344,063
Marine Transportation — 0.0%
Kirby Corp.(1)	156	21,932
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(1)	1,471	3,545
New York Times Co., Class A	1,834	137,935
News Corp., Class A	84	2,193
News Corp., Class B	83	2,475
Trade Desk, Inc., Class A(1)	4,102	88,439
Versant Media Group, Inc.	1	43
		234,630
Metals and Mining — 0.5%
Coeur Mining, Inc.	83	1,604

Commercial Metals Co.	7	532
Compass Minerals International, Inc.(1)	1,531	48,869
Freeport-McMoRan, Inc.	12,569	825,909
Hecla Mining Co.	5,217	92,706
McEwen, Inc.(1)	538	11,777
Metallus, Inc.(1)	137	2,692
Perpetua Resources Corp.(1)	51	1,381
Royal Gold, Inc.	573	128,627
Ryerson Holding Corp.	323	9,238
Steel Dynamics, Inc.	137	35,640
USA Rare Earth, Inc.(1)(2)	75	2,101
		1,161,076
Oil, Gas and Consumable Fuels — 1.3%
Antero Resources Corp.(1)	4,250	151,938
BKV Corp.(1)	181	4,804
Calumet, Inc.(1)	351	12,450
Cheniere Energy, Inc.	5,666	1,274,057
Comstock Resources, Inc.(1)(2)	2,558	34,098
Core Natural Resources, Inc.	78	6,898
CVR Energy, Inc.	620	20,596
DT Midstream, Inc.	19	2,660
EQT Corp.	4,920	270,256
Kosmos Energy Ltd.(1)	2,470	6,916
Magnolia Oil & Gas Corp., Class A	4,222	115,514
Occidental Petroleum Corp.	67	3,794
Par Pacific Holdings, Inc.(1)	2,244	126,023
Peabody Energy Corp.	3,307	89,454
Phillips 66	383	67,362
REX American Resources Corp.(1)	344	16,086
Riley Exploration Permian, Inc.	113	3,758
Talos Energy, Inc.(1)	2,942	43,159
Targa Resources Corp.	2,901	739,958
Texas Pacific Land Corp.	820	322,260
Williams Cos., Inc.	1,229	87,738
		3,399,779
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	932	71,186
Sylvamo Corp.	3	118
		71,304
Passenger Airlines — 0.0%
Alaska Air Group, Inc.(1)	787	36,218
Allegiant Travel Co.(1)	148	13,558
American Airlines Group, Inc.(1)	87	1,274
Frontier Group Holdings, Inc.(1)	442	2,674
SkyWest, Inc.(1)	295	25,267
Southwest Airlines Co.	848	36,421
		115,412
Personal Care Products — 0.0%
BellRing Brands, Inc.(1)	200	1,672
Interparfums, Inc.	228	21,516
		23,188
Pharmaceuticals — 2.1%
Amphastar Pharmaceuticals, Inc.(1)	448	8,445
ANI Pharmaceuticals, Inc.(1)	267	20,962
Bristol-Myers Squibb Co.	2,894	165,479

Collegium Pharmaceutical, Inc.(1)	1,327	44,600
Eli Lilly & Co.	3,961	4,376,905
Harmony Biosciences Holdings, Inc.(1)	671	21,197
Harrow, Inc.(1)(2)	860	30,281
Indivior Pharmaceuticals, Inc.(1)	338	12,175
Jazz Pharmaceuticals PLC(1)	1,679	397,067
Phathom Pharmaceuticals, Inc.(1)	205	1,966
Prestige Consumer Healthcare, Inc.(1)	1,017	48,338
Tarsus Pharmaceuticals, Inc.(1)	18	1,069
Xeris Biopharma Holdings, Inc.(1)	216	1,330
Zoetis, Inc.	3,475	269,973
		5,399,787
Professional Services — 0.6%
Amentum Holdings, Inc.(1)	2	46
Automatic Data Processing, Inc.	3,104	688,591
Barrett Business Services, Inc.	39	1,269
Broadridge Financial Solutions, Inc.	710	109,141
CRA International, Inc.	306	42,458
ExlService Holdings, Inc.(1)	666	19,334
Exponent, Inc.	48	2,799
Genpact Ltd.	3,288	108,340
Innodata, Inc.(1)	19	1,995
Paychex, Inc.	280	27,154
Paycom Software, Inc.	747	104,334
Paylocity Holding Corp.(1)	865	99,414
Planet Labs PBC(1)	406	20,763
TIC Solutions, Inc.(1)	420	3,431
UL Solutions, Inc., Class A	1,450	144,275
Upwork, Inc.(1)	5,390	47,540
Verisk Analytics, Inc.	1,035	181,115
		1,601,999
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	969	121,164
Forestar Group, Inc.(1)	46	1,264
Howard Hughes Holdings, Inc.(1)	1,016	64,363
Opendoor Technologies, Inc.(1)	8,381	42,240
		229,031
Semiconductors and Semiconductor Equipment — 23.1%
ACM Research, Inc., Class A(1)	33	2,856
Advanced Micro Devices, Inc.(1)	9,822	5,069,134
Applied Materials, Inc.	2,954	1,329,477
AXT, Inc.(1)	5	516
Broadcom, Inc.	26,843	11,992,647
Cirrus Logic, Inc.(1)	526	89,394
Diodes, Inc.(1)	242	25,487
First Solar, Inc.(1)	995	305,256
KLA Corp.	1,373	2,638,508
Lam Research Corp.	15,941	5,072,107
Marvell Technology, Inc.	346	70,930
Monolithic Power Systems, Inc.	4	6,265
NVIDIA Corp.	146,851	31,006,331
NXP Semiconductors NV	10	3,214
Power Integrations, Inc.	100	8,400
QUALCOMM, Inc.	2,742	688,297
Rigetti Computing, Inc.(1)	165	4,214

SkyWater Technology, Inc.(1)	1,616	62,992
SolarEdge Technologies, Inc.(1)(2)	525	40,084
Teradyne, Inc.	36	13,475
Texas Instruments, Inc.	2,869	876,996
		59,306,580
Software — 11.4%
A10 Networks, Inc.	1,909	57,537
Adobe, Inc.(1)	2,929	759,226
Alarm.com Holdings, Inc.(1)	1,343	60,583
Appian Corp., Class A(1)	164	3,838
AppLovin Corp., Class A(1)	1,761	1,079,652
Atlassian Corp., Class A(1)	57	6,134
Aurora Innovation, Inc.(1)	627	4,602
Autodesk, Inc.(1)	1,082	250,277
Blend Labs, Inc., Class A(1)	907	1,624
Box, Inc., Class A(1)	743	20,031
Braze, Inc., Class A(1)	60	1,538
Cipher Digital, Inc.(1)(2)	17	402
Circle Internet Group, Inc.(1)	153	17,289
Cleanspark, Inc.(1)	2,295	41,976
Clear Secure, Inc., Class A	3,140	174,113
Crowdstrike Holdings, Inc., Class A(1)	39	28,509
Docusign, Inc.(1)	2,101	110,345
Dropbox, Inc., Class A(1)(2)	1,018	27,364
D-Wave Quantum, Inc.(1)	63	1,899
Dynatrace, Inc.(1)	102	4,344
Fair Isaac Corp.(1)	111	138,815
Fortinet, Inc.(1)	11,401	1,572,996
Guidewire Software, Inc.(1)	30	4,580
InterDigital, Inc.	1,067	268,980
Klaviyo, Inc., Class A(1)	60	950
Manhattan Associates, Inc.(1)	1,447	217,122
Microsoft Corp.	40,988	18,454,437
NextNav, Inc.(1)(2)	453	9,341
Nutanix, Inc., Class A(1)	2,625	136,684
Oracle Corp.	10,292	2,323,728
Pagaya Technologies Ltd., Class A(1)(2)	540	8,165
Palantir Technologies, Inc., Class A(1)	13,671	2,140,058
Palo Alto Networks, Inc.(1)	376	105,915
Pegasystems, Inc.	3,085	110,227
Porch Group, Inc.(1)	298	3,105
Qualys, Inc.(1)	1,474	161,093
RingCentral, Inc., Class A	462	20,009
Roper Technologies, Inc.	1	326
Rubrik, Inc., Class A(1)	915	71,946
Salesforce, Inc.	25	4,778
ServiceNow, Inc.(1)	5,244	652,196
Strategy, Inc., Class A(1)	1,342	213,499
Workiva, Inc.(1)	197	9,807
Zeta Global Holdings Corp., Class A(1)	132	3,021
		29,283,061
Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A(1)	1,743	134,595
Arhaus, Inc.	1,416	9,586
AutoNation, Inc.(1)	937	175,894

AutoZone, Inc.(1)	53	155,565
Build-A-Bear Workshop, Inc.(2)	96	3,572
Burlington Stores, Inc.(1)	1,936	626,935
Chewy, Inc., Class A(1)	3,873	87,297
Five Below, Inc.(1)	1,620	368,323
Floor & Decor Holdings, Inc., Class A(1)	1,542	79,259
Home Depot, Inc.	4,007	1,270,780
Lithia Motors, Inc.	74	21,526
MarineMax, Inc.(1)	125	4,305
Murphy USA, Inc.	648	327,907
O'Reilly Automotive, Inc.(1)	2,638	229,189
RealReal, Inc.(1)	465	4,483
RH(1)	22	3,267
Ross Stores, Inc.	3,937	912,321
Signet Jewelers Ltd.	724	63,270
Sonic Automotive, Inc., Class A	60	4,957
TJX Cos., Inc.	9,114	1,410,392
Tractor Supply Co.	13,935	439,371
Ulta Beauty, Inc.(1)	1,351	687,456
Warby Parker, Inc., Class A(1)	54	1,324
Wayfair, Inc., Class A(1)	173	12,501
Williams-Sonoma, Inc.	546	111,149
Winmark Corp.(2)	7	2,650
		7,147,874
Technology Hardware, Storage and Peripherals — 11.8%
Apple, Inc.	93,843	29,284,647
Dell Technologies, Inc., Class C	244	102,702
Diebold Nixdorf, Inc.(1)(2)	567	46,006
Hewlett Packard Enterprise Co.	110	4,734
HP, Inc.	173	4,678
IonQ, Inc.(1)(2)	108	7,784
NetApp, Inc.	770	134,203
Sandisk Corp.(1)	394	667,822
Super Micro Computer, Inc.(1)	909	41,896
		30,294,472
Textiles, Apparel and Luxury Goods — 0.8%
Capri Holdings Ltd.(1)	244	4,516
Crocs, Inc.(1)	2,173	257,870
Deckers Outdoor Corp.(1)	5,176	589,288
Lululemon Athletica, Inc.(1)	3,360	440,765
Ralph Lauren Corp.	1,038	377,728
Tapestry, Inc.	3,190	464,017
Under Armour, Inc., Class A(1)(2)	119	699
Under Armour, Inc., Class C(1)	42	241
		2,135,124
Trading Companies and Distributors — 0.8%
Fastenal Co.	14,162	625,960
Ferguson Enterprises, Inc.	45	10,169
NPK International, Inc.(1)	1,546	22,448
Rush Enterprises, Inc., Class A	1,108	76,818
Rush Enterprises, Inc., Class B	120	7,788
WW Grainger, Inc.	988	1,219,429
Xometry, Inc., Class A(1)	24	2,287
		1,964,899

Water Utilities — 0.0%
American States Water Co.	46	3,554
TOTAL COMMON STOCKS (Cost $225,094,301)		256,191,738
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1) (Cost $—)	190	127
RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Apellis Pharmaceuticals, Inc.(1) (Cost $1)	30	1
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	129,545	129,545
State Street Navigator Securities Lending Government Money Market Portfolio(3)	218,369	218,369
TOTAL SHORT-TERM INVESTMENTS (Cost $347,914)		347,914
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $225,442,216)		256,539,780
OTHER ASSETS AND LIABILITIES — (0.1)%		(154,434)
TOTAL NET ASSETS — 100.0%		$256,385,346

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $391,539. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $402,562, which includes securities collateral of $184,193.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.